Equity instruments (Tables) - Equity instruments.	12 Months Ended
Dec. 31, 2019
Financial assets
Schedule of financial assets

	12/31/2018	12/31/2019

Classification:
Financial assets at fair value through profit or loss	2,349	5,767
Financial assets at fair value through other comprehensive income	535	642
	2,884	6,409
Type:
Shares of Mexican companies	2,884	6,409
Shares of foreign companies	—	—
	2,884	6,409

Financial assets at fair value through other comprehensive income category
Financial assets
Schedule of changes in financial instruments

	2017	2018	2019

Beginning balance as of January 1	326	795	535
Recognition of own equity instruments held for future equity-settled share-based payments (Note 3.4)	—	(247)	—
Transfer to non-current assets held for sale	—	—	—
Net additions/(disposals)	472	—	—
Valuation adjustments	(3)	(13)	107
Amounts reclassified to consolidated income statement	—	—	—
Balance at year-end	795	535	642